Share Plans Fair Value and Fair Value Assumptions of Options Granted (Details) (Stock Options, USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	27.00%	28.00%	27.00%
Risk-free interest rate	0.80%	1.20%	1.90%
Expected annual dividend per share	$ 1.04	$ 0.90	$ 0.80
Expected life of options (years)	5 years 6 months 26 days	5 years 7 months 26 days	5 years 5 months 12 days
Fair value per option	$ 11.98	$ 10.28	$ 9.71